Other assets and liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other assets and liabilities
Other assets and liabilities
Trade receivables
Millicom’s trade receivables mainly comprise interconnect receivables from other operators, postpaid mobile and residential cable subscribers, as well as B2B customers. The nominal value of receivables adjusted for impairment approximates the fair value of trade receivables.

	2019	2018
	(US$ millions)
Gross trade receivables	636	592
Less: provisions for expected credit losses	(265)	(249)
Trade receivables, net	371	343

Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2019:
Telecom operators	23	9	8	40
Own customers	177	63	29	270
Others	40	15	5	60
Total	241	88	43	371
2018:
Telecom operators	17	9	14	39
Own customers	158	69	19	246
Others	36	17	5	58
Total	210	95	37	343

Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less provision for expected credit losses. The Group recognizes an allowance for expected credit losses (ECLs) applying a simplified approach in calculating the ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime of ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The provision for expected credit losses is recognized in the consolidated statement of income within Cost of sales.
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those maturing more than 12 months after the end of the reporting period. These are classified within non-current assets. Loans and receivables are carried at amortized cost using the effective interest method. Gains and losses are recognized in the statement of income when the loans and receivables are derecognized or impaired, as well as through the amortization process.
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.
Inventories

	2019	2018
	(US$ millions)
Telephone and equipment	18	26
SIM cards	3	4
IRUs	3	3
Other	9	6
Inventory at December 31,	32	39
Trade payables
Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method where the effect of the passage of time is material.
From time to time, the Group enters into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. The corresponding amount pending payment as of December 31, 2019, is recognized in Trade payables for an amount of $40 million (2018: $26 million).
Current and non-current provisions and other liabilities
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, if it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, risks specific to the liability. Where discounting is used, increases in the provision due to the passage of time are recognized as interest expenses.
Current provisions and other liabilities
Current

	2019	2018
	(US$ millions)
Deferred revenue	77	85
Customer deposits	14	15
Current legal provisions	36	27
Tax payables	74	68
Customer and MFS distributor cash balances	141	147
Withholding tax on payments to third parties	15	17
Other provisions	3	7
Other current liabilities(i)	113	126
Total	474	492
(i) Includes 36 million (2018: 36 million) of tax risk liabilities not related to income tax.
Non-current provisions and other liabilities
Non-current

	2019	2018
	(US$ millions)
Non-current legal provisions	18	8
Long-term portion of asset retirement obligations	96	77
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	68	85
Long-term employment obligations	71	68
Accruals and payables in respect of spectrum and license acquisitions	61	41
Other non-current liabilities	68	71
Total	383	351
Assets and liabilities related to contract with customers
Contract assets, net

	2019	2018
	(US$ millions)
Long-term portion	6	3
Short-term portion	37	35
Less: provisions for expected credit losses	(2)	(1)
Total	41	37

Contract liabilities

	2019	2018
	(US$ millions)
Long-term portion	1	1
Short-term portion	81	86
Total	82	87

The Group recognized revenue for $87 million in 2019 (2018: $45 million) that was included in the contract liability balance at the beginning of the year.
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2019 is $61 million ($60 million is expected to be recognized as revenue in the 2020 financial year and the remaining $1 million in the 2021 financial year or later) (i).
(i)    This amount does not consider contracts that have an original expected duration of one year or less, neither contracts in which consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e. billing corresponds to accounting revenue).
Contract costs, net (i)

	2019	2018
	(US$ millions)
Net at January 1	4	4
Contract costs capitalized	7	4
Amortisation of contract costs	(6)	(4)
Net at December 31	5	4

(i)	Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.